Deferred Taxes	12 Months Ended
Dec. 31, 2022
Deferred Taxes
Deferred Taxes

6.Deferred Taxes

The available deferred tax assets relates to argenx US Inc. and argenx Japan KK which are profitable due to the global transfer pricing model of argenx, and the deferred tax liabilities are related to argenx BV. The amount of deferred tax assets and liability by type of temporary difference can be detailed as follow:

	At December 31, 2022
(in thousands of $)	Assets	Liabilities	Net
Deferred tax assets / (liabilities)
Accruals and allowances	$8,884	$—	$8,884
Income tax benefit from excess tax deductions related to share-based payments	26,887	—	26,887
Profit in inventory	29,711	—	29,711
R&D capitalized expense	11,316	—	—
Property, plant and equipment	2,569	(549)	2,020
Intangible assets	—	(3,430)	(3,430)
Non-current fixed assets	—	(4,975)	(4,975)
Other	404	—	404
Netting by taxable entity	(549)	549	—

Net deferred tax assets / (liabilities)	$79,222	$(8,406)	$70,817

	At December 31, 2021
(in thousands of $)	Assets	Liabilities	Net
Deferred tax assets / (liabilities)
Accruals and allowances	$2,858	$—	$2,858
Income tax benefit from excess tax deductions related to share-based payments	26,026	—	26,026
Profit in inventory	3,305	—	3,305
Property, plant and equipment	532	(740)	(208)
Intangible assets	—	(2,714)	(2,714)
Non-current fixed assets	—	(3,725)	(3,725)
Other	210	—	210
Netting by taxable entity	(740)	740	—

Net deferred tax assets / (liabilities)	$32,191	$(6,438)	$25,753

	At December 31, 2020
(in thousands of $)	Assets	Liabilities	Net
Deferred tax assets / (liabilities)
Accruals and allowances	$2,147	$—	$2,147
Income tax benefit from excess tax deductions related to share-based payments	13,362	—	13,362
Property, plant and equipment	—	(167)	(167)
Intangible assets	—	(1,792)	(1,792)
Other	—	—	—
Netting by taxable entity	(471)	471	—

Net deferred tax assets / (liabilities)	$15,038	$(1,487)	$13,551

The change in net deferred taxes recorded in the consolidated statements of financial position can be detailed as follows:

(in thousands of $)	Deferred tax assets	Deferred tax liabilities
Balance at January 1, 2022	$32,191	$(6,438)
Recognized in profit or loss	49,075	(2,180)
Recognized in equity	(1,960)	—
Effects of change in foreign exchange rate	(84)	212
Balance at December 31, 2022	$79,222	$(8,406)

(in thousands of $)	Deferred tax assets	Deferred tax liabilities
Balance at January 1, 2021	$15,038	$(1,487)
Recognized in profit or loss	11,385	(5,082)
Recognized in equity	5,494	—
Effects of change in foreign exchange rate	274	131
Balance at December 31, 2021	$32,191	$(6,438)

(in thousands of $)	Deferred tax assets	Deferred tax liabilities
Balance at January 1, 2020	$—	$—
Recognized in profit or loss	8,351	(1,384)
Recognized in equity	6,225	—
Effects of change in foreign exchange rate	462	(103)
Balance at December 31, 2020	$15,038	$(1,487)